Subsequent Events - Contributions from the Mexican Government (Details) - Petroleos Mexicanos - Subsequent event $ in Thousands	2 Months Ended
Jun. 12, 2026 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 42,097,577
Strengthening of Financial Position One, April 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	18,178,905
Strengthening of Financial Position One, May 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	10,214,608
Strengthening of Financial Position One, June 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 13,704,064